Going Concern Uncertainty (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Going Concern Uncertainty Details Narrative
Net operating loss	$ (2,334,022)	$ (1,733,167)	$ (5,642,238)	$ (4,825,110)	$ (6,197,455)	$ (1,022,092)